Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3668

                         The Wright Managed Income Trust
                        ---------------------------------
                (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
                                ----------------
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                ----------------
                         (Registrant's Telephone Number)

                                   December 31
                                  --------------
                             Date of Fiscal Year End

                                 March 31, 2006
                                ----------------
                            Date of Reporting Period
------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS


WRIGHT U.S. GOVERNMENT NEAR TERM FUND (WNTB)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (unaudited)



Face                                                     Coupon      Maturity        Market                        Current
Amount            Description                             Rate         Date           Price          Value          Yield
---------------------------------------------------------------------------------------------------------------------------------


 GOVERNMENT INTERESTS

MORTGAGE-BACKED SECURITIES - 28.1%

$      50,928     FHLMC Gold Balloon #M90710             5.000%      03/01/07      $  99.95     $    50,900         5.0%
       37,200     FGFB Pool #M90724                      5.500%      05/01/07        100.36          37,335         5.5%
      156,424     FGFB Pool #M90767                      4.500%      11/01/07         99.18         155,138         4.5%
      317,396     FGFB Pool #M90796                      4.000%      02/01/08         97.30         308,834         4.1%
      254,828     FGFB Pool #M90802                      4.000%      03/01/08         97.30         247,954         4.1%
       64,672     FNCX Pool #254227                      5.000%      02/01/09         99.09          64,080         5.1%
      923,276     FGFB Pool #M90937                      5.000%      08/01/09         99.56         919,229         5.0%
      903,047     FGFB Pool #M90941                      4.500%      08/01/09         98.06         885,499         4.6%
      391,167     FNMA Pool #701043 Flt                  4.029%      04/01/33         98.15         383,939         4.1%
      293,984     FHARM Pool #1B1291 Flt                 4.403%      11/01/33         98.35         289,125         4.5%
      701,706     FNMA Pool #809324 Flt                  4.839%      02/01/35         98.82         693,416         4.9%
      732,562     FHARM Pool #1G0233 Flt                 5.016%      05/01/35         99.37         727,962         5.1%
                                                                                                 -----------
                                                                                                $ 4,763,411

U.S. TREASURIES - 27.3%

$   3,480,000     U.S. Treasury Notes                    3.000%      11/15/07       $ 97.16     $ 3,381,311         3.1%
    1,300,000     U.S. Treasury Notes                    3.375%      11/15/08         96.49       1,254,399         3.5%
                                                                                                 -----------
                                                                                                $ 4,635,710

U.S. GOVERNMENT AGENCIES - 43.2%

$     645,000     FNMA                                   1.750%      06/16/06       $ 99.34     $   640,765         1.8%
    1,885,000     FNMA                                   3.000%      11/22/06         98.69       1,860,286         3.0%
      500,000     FHLB                                   4.875%      08/22/07         99.71         498,542         4.9%
    3,135,000     FHLMC                                  3.250%      11/02/07         97.08       3,043,311         3.4%
    1,345,000     FHLMC                                  3.030%      06/11/08         95.87       1,289,462         3.2%
                                                                                                 -----------
                                                                                                 $7,332,315
                                                                                                 -----------
TOTAL INVESTMENTS (identified cost, $17,069,025) - 98.5%                                        $16,731,486

OTHER ASSETS, LESS LIABILITIES --  1.5%                                                             248,924
                                                                                                 -----------
NET ASSETS -- 100.0%                                                                            $16,980,410
                                                                                                ============

FHLMC, FGRB, FHARM - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FHLB - Federal Home Loan Bank

The Fund did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $17,069,025
                                                -----------
     Gross unrealized appreciation             $       409
     Gross unrealized depreciation             $  (337,948)
                                                -----------
     NET UNREALIZED DEPRECIATION               $  (337,539)
                                               ============


WRIGHT TOTAL RETURN BOND FUND (WTRB)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (unaudited)


Face                                                     Coupon      Maturity        Market                        Current
Amount            Description                             Rate         Date           Price          Value          Yield
----------------------------------------------------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - 4.3%

$     335,000     CBASS 2005-CB7 AF2                     5.147%      11/25/35       $ 99.18        $ 332,251        5.2%
      380,000     CCIMT 1999-2 A                         5.875%      03/10/11        101.87          387,107        5.8%
      610,000     MBNAM 1999-B A                         5.900%      08/15/11        102.12          622,944        5.8%
      405,000     SASC 2004-23XS 1A4                     4.930%      01/25/35         96.95          392,667        5.1%
                                                                                                  ----------
Total Asset-Backed Securities                                                                    $ 1,734,969
                                                                                                  ----------



COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%

$     340,000     CGCMT 2004-C2 A5                       4.733%      10/15/41       $ 94.54      $   321,440        5.0%
      440,000     CSFB 2003-C3 A5                        3.936%      05/15/38         90.92          400,046        4.3%
      565,000     JP MORGAN CHASE COMMERCIAL             4.878%      01/15/42         95.11          537,376        5.1%
      220,000     JPMCC 2004-CBX A6                      4.899%      11/12/39         95.49          210,074        5.1%
      405,000     SBM7 2002-KEY2 A2                      4.467%      03/18/36         97.29          394,005        4.6%
                                                                                                  ----------
Total Commercial Mortgage-Backed Securities                                                      $ 1,862,941
                                                                                                   ----------



CORPORATE BONDS - 23.2%

AUTO

$     190,000     DAIMLERCHRYSLER 7.2%                   7.200%      09/01/09       $104.50        $ 198,542        6.9%

BANKS & MISC.FINANCIAL

$     335,000     CIT GROUP INC                          7.750%      04/02/12       $110.36        $ 369,697        7.0%
      320,000     NATIONAL RURAL                         7.250%      03/01/12        108.16          346,100        6.7%
      325,000     ROYAL BK OF SCOT GRP PLC               7.648%      08/29/49        115.48          375,299        6.6%
      390,000     SLM CORP                               4.823%      01/26/09        100.31          391,209

BUILDING-RESIDENTIAL/COMMERCIAL

$     170,000     CENTEX CORP                            7.875%      02/01/11       $107.85        $ 183,339        7.3%

BUILDING MATERIALS

$      95,000     LOWE'S COMPANIES INC                   8.250%      06/01/10       $110.70        $ 105,165        7.5%

CABLE TV

$     170,000     COMCAST CABLE COMM HLDGS               8.375%      03/15/13       $112.62        $ 191,446        7.4%

DIVERSIFIED FINANCIALS

$     340,000     BOEING CAPITAL CORP                    7.375%      09/27/10       $107.82        $ 366,602        6.8%
      230,000     CENDANT CORP                           6.250%      01/15/08        101.21          232,786        6.2%
      415,000     GENERAL ELEC CAP CORP                  6.125%      02/22/11        103.14          428,023        5.9%
      410,000     GOLDMAN SACHS GROUP INC                5.350%      01/15/16         96.77          396,744        5.5%
      375,000     INTL LEASE FINANCE CORP                5.875%      05/01/13        100.73          377,744        5.8%
      410,000     JPMORGAN CHASE & CO                    5.150%      10/01/15         95.87          393,064        5.4%

ELECTRIC -  INTEGRATED

$     200,000     AMERICAN ELECTRIC POWER                5.250%      06/01/15       $ 96.29        $ 192,571        5.5%
      205,000     DOMINION RESOURCES INC                 6.300%      03/15/33         96.64          198,116        6.5%
      190,000     PPL ELECTRIC UTILITIES                 5.875%      08/15/07        100.58          191,102        5.8%

FOOD - RETAIL

$     200,000     SAFEWAY INC                            5.800%      08/15/12       $ 99.75        $ 199,496        5.8%

FOOD, BEVERAGE & TOBACCO

$     190,000     HJ HEINZ FINANCE CO                    6.000%      03/15/12       $ 99.87        $ 189,761        6.0%
      380,000     PEPSICO INC                            3.200%      05/15/07         97.97          372,284        3.3%

INFORMATION TECHNOLOGY

$     405,000     CISCO SYSTEMS INC                      5.500%      02/22/16       $ 98.68        $ 399,667        5.6%

INSTRUMENTS - CONTROLS

$     345,000     HONEYWELL INTERNATIONAL                7.000%      03/15/07       $101.36        $ 349,687        6.9%

MEDICAL

$     110,000     AMGEN INC.                             6.500%      12/01/07       $101.96        $ 112,158        6.4%
      205,000     WYETH                                  5.500%      03/15/13         99.01          202,962        5.6%

OIL& GAS

$     320,000     PHILLIPS PETROLEUM                     6.650%      07/15/18       $108.62        $ 347,580        6.1%
      175,000     SEMPRA ENERGY                          6.000%      02/01/13        101.51          177,650        5.9%
      180,000     TRANSOCEAN INC                         7.500%       4/15/31        118.94          214,087        6.3%

PIPELINES

$     185,000     DUKE CAPITAL                           7.500%      10/01/09       $106.03        $ 196,156        7.1%

PROPERTY/CASUALTY INSURANCE

$     205,000     FUND AMERICAN COS INC                  5.875%       5/15/13       $ 98.39        $ 201,705        6.0%

RETAIL

$     135,000     TJX COMPANIES INC                      7.450%      12/15/09       $106.07        $ 143,190        7.0%

TELECOMMUNICATIONS

$     180,000     AT&T WIRELESS SVCS INC                 7.875%      03/01/11       $109.72        $ 197,493        7.2%
      145,000     BRITISH TELECOM PLC                    8.875%      12/15/30        128.30          186,029        6.9%
      170,000     DEUTSCHE TELEKOM INT FIN               8.000%      06/15/10        109.00          185,302        7.3%
      170,000     FRANCE TELECOM                         7.750%      03/01/11        109.32          185,849        7.1%
      190,000     SPRINT CAPITAL CORP                    6.125%      11/15/08        101.83          193,485        6.0%
      325,000     VERIZON GLOBAL FUNDING CORP            7.750%      12/01/30        110.79          360,082        7.0%
                                                                                                  ----------
Total Corporate Bonds                                                                            $ 9,352,172
                                                                                                  ----------



GOVERNMENT INTERESTS - 66.9%

MORTGAGE-BACKED SECURITIES

$     138,198     FHLMC POOL#A10798                      5.500%      05/01/33       $ 97.86        $ 135,242        5.6%
       47,938     FHLMC POOL#C27663                      7.000%      06/01/29        103.03           49,389        6.8%
      393,200     FHAMS 2005-AA10 1A2                    5.778%      12/25/35         99.13          389,760        5.8%
      326,215     FHLMC GOLD POOL #A32600                5.500%      05/01/35         97.70          318,705        5.6%
      211,454     FHLMC GOLD POOL #C47318                7.000%      09/01/29        104.24          220,421        6.7%
      700,982     FHLMC GOLD POOL #C55780                6.000%      01/01/29        100.37          703,570        6.0%
      203,035     FHLMC GOLD POOL #C90493                6.500%      11/01/21        102.53          208,166        6.3%
      173,633     FHLMC GOLD POOL #D66753                6.000%      10/01/23        100.45          174,423        6.0%
       29,523     FHLMC GOLD POOL #E00903                7.000%      10/01/15        102.89           30,376        6.8%
      356,700     FHLMC GOLD POOL #E01425                4.500%      08/01/18         95.70          341,370        4.7%
      559,242     FHLMC GOLD POOL #G01035                6.000%      05/01/29        100.32          561,058        6.0%
      202,032     FHLMC GOLD POOL #G01842                4.500%      06/01/35         92.28          186,429        4.9%
      201,718     FHLMC GOLD POOL #G08088                6.500%      10/01/35        101.97          205,702        6.4%
      262,626     FHLMC GOLD POOL #N30514                5.500%      11/01/28         99.03          260,079        5.6%
       98,893     FHLMC GOLD POOL #C01646                6.000%      09/01/33        100.15           99,039        6.0%
       63,107     FHLMC GOLD POOL #C01702                6.500%      10/01/33        102.49           64,678        6.3%
      296,373     FHLMC POOL #1B1291                     4.401%      11/01/33         98.35          291,475        4.5%
      870,456     FHLMC POOL #1G0233                     5.018%      05/01/35         99.37          864,990        5.1%
       48,709     FNMA POOL #479477                      6.000%      01/01/29        100.28           48,844        6.0%
       52,162     FNMA POOL #489357                      6.500%      03/01/29        102.55           53,493        6.3%
      230,427     FNMA POOL #545317                      5.500%      11/01/16         99.57          229,425        5.5%
      537,611     FNMA POOL #576524                      5.500%      01/01/29         97.87          526,155        5.6%
      378,679     FNMA POOL #663689                      5.000%      01/01/18         97.72          370,052        5.1%
       40,538     FNMA POOL #634823                      6.500%      03/01/32        102.27           41,459        6.4%
       71,482     FNMA POOL #545782                      7.000%      07/01/32        103.88           74,254        6.7%
      313,806     FNMA POOL #253057                      8.000%      12/01/29        106.59          334,471        7.5%
      280,310     FNMA POOL #545407                      5.500%      01/01/32         97.94          274,543        5.6%
       73,967     FNMA POOL #597396                      6.500%      09/01/31        102.34           75,700        6.4%
      868,324     FNMA POOL #781893                      4.500%      11/01/31         92.69          804,844        4.9%
      191,713     FNMA POOL #253925                      7.000%      05/01/31        103.24          197,924        6.8%
      213,393     FNMA POOL #254375                      6.500%      07/01/22        102.55          218,838        6.3%
       86,451     FNMA POOL #254845                      4.000%      07/01/13         94.78           81,939        4.2%
       85,112     FNMA POOL #254863                      4.000%      08/01/13         94.78           80,671        4.2%
      491,898     FNMA POOL #254865                      4.500%      08/01/18         95.84          471,448        4.7%
      575,370     FNMA POOL #254904                      5.500%      09/01/33         97.84          562,932        5.6%
    1,224,500     FNMA POOL #254915                      4.500%      09/01/23         94.06        1,151,718        4.8%
      392,110     FNMA POOL #255747                      4.500%      04/01/25         93.74          367,572        4.8%
      876,633     FNMA POOL #255894                      5.000%      10/01/25         96.11          842,510        5.2%
      367,853     FNMA POOL #648465                      6.500%      06/01/32        102.88          378,451        6.3%
      316,535     FNMA POOL #701043                      4.056%      04/01/33         98.15          310,686        4.1%
      200,506     FNMA POOL #725550                      5.000%      05/01/19         97.72          195,939        5.1%
      234,985     FNMA POOL #738630                      5.500%      11/01/33         97.84          229,905        5.6%
      412,363     FNMA POOL #739372                      4.121%      09/01/33         96.94          399,733        4.3%
      175,513     FNMA POOL #750859                      6.500%      10/01/32        102.55          179,992        6.3%
      310,036     FNMA POOL #753189                      4.000%      12/01/33         89.36          277,044        4.5%
      357,715     FNMA POOL #755749                      5.500%      01/01/29         98.06          350,758        5.6%
      295,895     FNMA POOL #807804                      5.500%      03/01/35         97.67          289,005        5.6%
      831,797     FNMA POOL #809324                      4.880%      02/01/35         98.82          821,970        4.9%
      468,790     FNMA POOL #849893                      4.000%      11/01/23         91.72          429,951        4.4%
      323,881     FNMA POOL #535934                      7.000%      05/01/31        103.15          334,074        6.8%
       47,283     FNMA #535332                           8.500%      04/01/30        107.71           50,931        7.9%
      127,207     GNMA #410081                           8.000%      08/15/25        107.18          136,335        7.5%
       47,078     GNMA #436214                           6.500%      02/15/13        102.63           48,316        6.3%
      107,554     GNMA  #460726                          6.500%      12/15/27        103.78          111,624        6.3%
       67,382     GNMA #478072                           6.500%      05/15/28        103.83           69,962        6.3%
       27,994     GNMA #488924                           6.500%      11/15/28        103.83           29,066        6.3%
       38,212     GNMA #427199                           7.000%      12/15/27        104.43           39,906        6.7%
      378,152     GNMA #374892                           7.000%      02/15/24        104.29          394,380        6.7%
       25,775     GNMA #510706                           8.000%      11/15/29        107.09           27,603        7.5%
       71,961     GNMA POOL #376400                      6.500%      02/15/24        103.53           74,500        6.3%
      104,460     GNMA POOL #379982                      7.000%      02/15/24        104.29          108,944        6.7%
      111,099     GNMA POOL #581536                      5.500%      06/15/33         99.12          110,120        5.6%
      322,583     GNMA POOL #393347                      7.500%      02/15/27        105.11          339,075        7.1%
       96,628     GNMA POOL #458762                      6.500%      01/15/28        103.83          100,328        6.3%
       80,855     GNMA-II PL #002671                     6.000%      11/20/28        101.07           81,719        5.9%
       12,573     GNMA-II PL #002909                     8.000%      04/20/30        106.47           13,387        7.5%
       35,359     GNMA-II PL #002972                     7.500%      09/20/30        104.14           36,823        7.2%
       13,305     GNMA-II PL #002973                     8.000%      09/20/30        106.47           14,167        7.5%
       33,088     GNMA  #442996                          6.000%      06/15/13        101.83           33,692        5.9%
      153,628     GNMA #448490                           7.500%      03/15/27        105.11          161,483        7.1%
       41,575     GNMA #463839                           6.000%      05/15/13        101.83           42,334        5.9%
                                                                                                  ----------
                                                                                                 $18,135,867

U. S. GOVERNMENT AGENCIES

$     320,000     TENESSEE VALLEY AUTHORITY              6.000%      03/15/13       $104.84      $   335,492        5.7%
    1,165,000     FNMA                                   5.000%      04/15/15         99.16        1,155,214        5.0%
      625,000     FNMA                                   6.250%      05/15/29        112.64          704,001        5.6%
      400,000     FNMA                                   3.875%      11/17/08         97.02          388,061        4.0%
                                                                                                  ----------
                                                                                                 $ 2,582,768

U. S. TREASURIES

$   1,640,000     U.S. TREASURY BOND                     6.125%      11/15/27       $113.88      $ 1,867,552        5.4%
      585,000     U.S. TREASURY NOTE                     3.875%      02/15/13         94.32          551,774        4.1%
    1,140,000     U.S. TREASURY NOTE                     5.000%      08/15/11        100.91        1,150,376        5.0%
    1,835,000     U.S. TREASURY NOTE                     4.375%      05/15/07         99.49        1,825,682        4.4%
      745,000     U.S. TREASURY BONDS                    7.250%      05/15/16        118.30          881,312        6.1%
                                                                                                  ----------
                                                                                                 $ 6,276,696
                                                                                                  ----------

Total Government Interests                                                                       $26,995,331
                                                                                                  ----------


TOTAL INVESTMENTS (identified cost: $41,128,474) - 99.0%                                         $39,945,413

OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                420,108
                                                                                                  ----------
TOTAL ASSETS - 100.0%                                                                            $40,365,521
                                                                                                ============

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The Fund did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $41,128,474
                                                -----------
     Gross unrealized appreciation             $    92,762
     Gross unrealized depreciation             $(1,275,823)
                                                -----------
     NET UNREALIZED DEPRECIATION               $ (1,183,061)
                                               ============


WRIGHT CURRENT INCOME FUND (WCIF)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (unaudited)



Face                                                      Coupon       Maturity        Market                       Current
Amount            Description                              Rate          Date           Price          Value         Yield
--------------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES - 101.3%

$    66,713       FHLMC PL# C00548                        7.000%      08/01/27         $103.15        $ 68,813        6.8%
    265,536       FHLMC PL# D82572                        7.000%      09/01/27          103.15         273,895        6.8%
    573,482       FHLMC-FHG 15 L                          7.000%      07/25/23          102.77         589,296        6.8%
      7,440       FHLMC GOLD POOL #M90724                 5.500%      05/01/07          100.36           7,467        5.5%
    615,944       FHLMC GOLD POOL# 801357                 5.500%      08/01/34           97.88         602,886        5.6%
    988,323       FHLMC GOLD POOL# B11636                 5.000%      01/01/19           97.68         965,372        5.1%
    191,080       FHLMC GOLD POOL# C00778                 7.000%      06/01/29          103.03         196,864        6.8%
    261,208       FHLMC GOLD POOL# C47318                 7.000%      09/01/29          104.24         272,285        6.7%
    187,434       FHLMC GOLD POOL# E00678                 6.500%      06/01/14          102.14         191,452        6.4%
    191,662       FHLMC GOLD POOL# E00721                 6.500%      07/01/14          102.14         195,772        6.4%
    162,744       FHLMC GOLD POOL# G00812                 6.500%      04/01/26          102.46         166,749        6.3%
     84,942       FHLMC GOLD POOL# M90 000000             4.000%      03/01/08           97.30          82,651        4.1%
    156,424       FHLMC GOLD POOL# M90767                 4.500%      11/01/07           99.18         155,138        4.5%
    139,043       FHLMC POOL# 765183                      5.818%      08/01/24          100.02         139,076        5.8%
     32,335       FNMA PL# 254227                         5.000%      02/01/09           99.09          32,040        5.1%
    126,226       FNMA PL# 663689                         5.000%      01/01/18           97.72         123,351        5.1%
    596,603       FNMA PL# 673315                         5.500%      11/01/32           97.88         583,955        5.6%
    396,762       FNMA POOL # 729950                      6.000%      12/01/33          100.08         397,099        6.0%
     30,755       FNMA POOL# 254505                       5.000%      11/01/09           99.09          30,475        5.1%
    805,086       FNMA POOL# 254686                       5.500%      04/01/18           99.50         801,047        5.5%
    622,337       FNMA POOL# 254907                       5.000%      10/01/18           97.72         608,159        5.1%
  1,203,001       FNMA POOL# 255669                       4.500%      02/01/35           92.31       1,110,454        4.9%
    184,033       FNMA POOL# 545133                       6.500%      12/01/28          102.58         188,776        6.3%
  1,641,620       FNMA POOL# 634187                       6.000%      02/01/22          100.63       1,651,998        6.0%
    169,413       FNMA POOL# 701043                       4.056%      04/01/33           98.15         166,283        4.1%
     65,216       FNMA POOL# 733750                       6.310%      10/01/32          101.65          66,296        6.2%
    961,753       FNMA POOL# 816108                       5.500%      05/01/35           97.67         939,359        5.6%
    427,823       FNMA POOL# 816468                       5.000%      03/01/20           97.57         417,406        5.1%
    661,894       FNMA POOL# 821574                       6.000%      06/01/35          100.07         662,336        6.0%
    134,573       FNMA POOL#535131                        6.000%      03/01/29          100.28         134,946        6.0%
    668,105       FNMA G93-5 Z                            6.500%      02/25/23          101.77         679,946        6.4%
     23,656       GNMA #449176                            6.500%      07/15/28          103.83          24,563        6.3%
     54,319       GNMA #538314                            7.000%      02/15/32          104.31          56,662        6.7%
     58,383       GNMA  # 462623                          6.500%      03/15/28          103.83          60,618        6.3%
     53,849       GNMA # 352110                           7.000%      08/15/23          104.23          56,128        6.7%
    102,765       GNMA # 410215                           7.500%      12/15/25          105.23         108,142        7.1%
    117,531       GNMA I POOL# 475149                     6.500%      05/15/13          102.63         120,621        6.3%
      4,323       GNMA II POOL# 001596                    9.000%      04/20/21          107.83           4,662        8.4%
  2,275,840       GNMA II POOL# 003556                    5.500%      05/20/34           98.81       2,248,687        5.6%
    581,674       GNMA II POOL#003734                     4.500%      07/20/35           93.20         542,097        4.8%
    116,776       GNMA II POOL# 601135                    6.310%      09/20/32          101.93         119,034        6.2%
    134,358       GNMA II POOL# 601255                    6.310%      01/20/33          101.91         136,931        6.2%
    114,127       GNMA II POOL# 608120                    6.310%      01/20/33          101.91         116,313        6.2%
    614,558       GNMA II POOL# 648541                    6.000%      10/20/35          100.75         619,170        6.0%
     50,398       GNMA II POOL# 000723                    7.500%      01/20/23          104.48          52,656        7.2%
    412,687       GNMA II POOL#003284                     5.500%      09/20/32           98.82         407,809        5.6%
    436,603       GNMA PL# 471369                         5.500%      05/15/33           99.12         432,758        5.6%
         62       GNMA POOL # 619718                      6.000%      05/15/34          101.22              63        5.9%
     62,880       GNMA POOL #396537                       7.490%      03/15/25          105.20          66,152        7.1%
    156,240       GNMA POOL #399964                       7.490%      04/15/26          105.16         164,310        7.1%
     19,936       GNMA POOL #431036                       8.000%      07/15/26          107.25          21,381        7.5%
     65,167       GNMA POOL #438004                       7.490%      11/15/26          105.16          68,534        7.1%
    243,495       GNMA POOL #081161                       5.500%      11/20/34           99.80         243,003        5.5%
         96       GNMA POOL #012526                       8.000%      11/15/06          100.53              97        8.0%
    248,087       GNMA POOL# 346987                       7.000%      12/15/23          104.23         258,588        6.7%
    125,845       GNMA POOL# 352001                       6.500%      12/15/23          103.46         130,205        6.3%
    647,099       GNMA POOL#  003808                      6.000%      01/20/36          100.90         652,927        6.0%
     46,820       GNMA POOL# 399726                       7.490%      05/15/25          105.20          49,257        7.1%
    182,151       GNMA POOL# 399788                       7.490%      09/15/25          105.20         191,631        7.1%
     91,157       GNMA POOL# 399958                       7.490%      02/15/27          105.08          95,792        7.1%
     73,613       GNMA POOL# 431612                       8.000%      11/15/26          107.25          78,948        7.5%
     22,938       GNMA POOL# 442190                       8.000%      12/15/26          107.25          24,600        7.5%
    146,652       GNMA POOL# 489377                       6.375%      03/15/29          103.37         151,588        6.2%
    140,007       GNMA POOL# 524811                       6.375%      09/15/29          103.37         144,720        6.2%
     65,079       GNMA POOL# 602377                       4.500%      06/15/18           96.66          62,908        4.7%
    747,354       GNMA POOL# 603250                       5.500%      04/15/34           99.12         740,769        5.6%
     56,427       GNMA POOL# 603377                       4.500%      01/15/18           96.66          54,546        4.7%
  1,043,546       GNMA POOL# 608639                       5.500%      07/15/24           99.24       1,035,666        5.5%
    219,189       GNMA POOL# 609452                       4.000%      08/15/33           90.55         198,468        4.4%
    659,661       GNMA POOL# 616829                       5.500%      01/15/25          100.44         662,580        5.5%
    492,077       GNMA POOL# 624600                       6.150%      01/15/34          102.35         503,641        6.0%
    872,060       GNMA POOL# 631623                       5.500%      08/15/34           99.12         864,377        5.6%
    899,844       GNMA POOL# 640225                       5.500%      04/15/35           99.09         891,662        5.6%
  1,931,093       GNMA POOL# 640940                       5.500%      05/15/35           99.09       1,913,534        5.6%
  1,468,362       GNMA POOL# 651026                       5.500%      12/15/25           99.23       1,457,016        5.5%
     91,201       GNMA POOL# 780429                       7.500%      09/15/26          105.21          95,956        7.1%
    451,478       GNMA POOL#595606                        6.000%      11/15/32          101.29         457,304        5.9%
     70,062       GNMA-II PL#  002268                     7.500%      08/20/26          104.38          73,132        7.2%
      7,051       GNMA-II PL# 002855                      8.500%      12/20/29          107.37           7,571        7.9%
    642,045       GNMA-II PL#003259                       5.500%      07/20/32           98.82         634,456        5.6%
  1,932,176       GNMA 1999-4 ZB                          6.000%      02/20/29          100.42       1,940,224        6.0%
    750,000       GNMA 2002-47 PG                         6.500%      07/16/32          102.66         769,953        6.3%
    390,858       GNMA 2002-7 PG                          6.500%      01/20/32          101.89         398,255        6.4%
      6,012       GNMA POOL#172558                        9.500%      08/15/16          109.32           6,573        8.7%
      2,506       GNMA POOL#176992                        8.000%      11/15/16          105.92           2,655        7.6%
      2,717       GNMA POOL#177784                        8.000%      10/15/16          105.92           2,879        7.6%
     12,750       GNMA POOL#192357                        8.000%      04/15/17          106.14          13,534        7.5%
     19,349       GNMA POOL#194057                        8.500%      04/15/17          107.43          20,787        7.9%
      5,312       GNMA POOL#1924287                       9.500%      03/15/17          109.61           5,823        8.7%
      1,561       GNMA POOL#194063                        8.500%      03/15/17          107.43           1,677        7.9%
      7,812       GNMA POOL#211231                        8.500%      05/15/17          107.43           8,393        7.9%
      4,642       GNMA POOL#212601                        8.500%      06/15/17          107.43           4,987        7.9%
      4,398       GNMA POOL#220917                        8.500%      04/15/17          107.43           4,725        7.9%
      8,907       GNMA POOL#223348                       10.000%      08/15/18          110.41           9,835        9.1%
     13,307       GNMA POOL#228308                       10.000%      01/15/19          110.43          14,695        9.1%
      3,033       GNMA POOL#230223                        9.500%      04/15/18          109.87           3,333        8.7%
        958       GNMA POOL#247473                       10.000%      09/15/18          103.21             989        9.7%
      3,725       GNMA POOL#247872                       10.000%      09/15/18          110.41           4,113        9.1%
      4,510       GNMA POOL#251241                        9.500%      06/15/18          109.87           4,955        8.7%
      5,795       GNMA POOL#260999                        9.500%      09/15/18          109.87           6,367        8.7%
      5,982       GNMA POOL#263439                       10.000%      02/15/19          110.43           6,606        9.1%
      1,522       GNMA POOL#265267                        9.500%      08/15/20          110.29           1,680        8.6%
      1,965       GNMA POOL#266983                       10.000%      02/15/19          110.43           2,170        9.1%
      3,229       GNMA POOL#273690                        9.500%      08/15/19          110.10           3,556        8.6%
      3,833       GNMA POOL#286556                        9.000%      03/15/20          108.08           4,144        8.3%
      4,985       GNMA POOL#301366                        8.500%      06/15/21          108.19           5,394        7.9%
      6,346       GNMA POOL#302933                        8.500%      06/15/21          108.19           6,867        7.9%
     11,677       GNMA POOL#308792                        9.000%      07/15/21          108.23          12,638        8.3%
      3,648       GNMA POOL#314222                        8.500%      04/15/22          108.33           3,952        7.9%
     14,480       GNMA POOL#315754                        8.000%      01/15/22          106.90          15,480        7.5%
     29,351       GNMA POOL#319441                        8.500%      04/15/22          108.33          31,796        7.9%
     10,973       GNMA POOL#325165                        8.000%      06/15/22          106.90          11,731        7.5%
     15,815       GNMA POOL#335950                        8.000%      10/15/22          106.90          16,907        7.5%
     99,690       GNMA POOL#368238                        7.000%      12/15/23          104.23         103,910        6.7%
     51,794       GNMA POOL#372379                        8.000%      10/15/26          107.25          55,548        7.5%
     22,380       GNMA POOL#414736                        7.500%      11/15/25          105.23          23,551        7.1%
     72,441       GNMA POOL#420707                        7.000%      02/15/26          104.39          75,623        6.7%
     38,616       GNMA POOL#421829                        7.500%      04/15/26          105.19          40,622        7.1%
      6,829       GNMA POOL#315187                        8.000%      06/15/22          106.90           7,300        7.5%
                                                                                                      ----------
                                                                                                     $33,258,102

U.S. GOVERNMENT AGENCIES - 1.6%

   $550,000       FHLB                                    4.590%       4/20/06          $99.66       $   548,107      4.6%
                                                                                                     ------------
TOTAL INVESTMENTS - 101.9%                                                                            $33,806,209
(identified cost, $33,791,482)

OTHER ASSETS, LESS LIABILITIES - (1.9%)                                                                  (629,847)
                                                                                                      -------------
NET ASSETS - 100.0%                                                                                   $33,176,362
                                                                                                      ============

FHLB - Federal Home Loan Bank
FHLMC -Federal Home Loan Mortgage corporation
FNMA - Federal National Mortgage Association
GNMA -Government National Mortgage Association


The Fund did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $33,791,482
                                               -----------
     Gross unrealized appreciation             $   709,623
     Gross unrealized depreciation             $  (694,896)
                                                -----------
     NET UNREALIZED APPRECIATION               $    14,727
                                               ============



ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE WRIGHT MANAGED INCOME TRUST (ON BEHALF OF WRIGHT U.S. GOVERNMENT NEAR TERM FUND, WRIGHT TOTAL RETURN BOND FUND AND WRIGHT CURRENT INCOME FUND.)



By:      /s/ Peter M. Donovan
         --------------------
         Peter M. Donovan
         President

Date:    May 16,2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Barbara E. Campbell
         -----------------------
         Barbara E. Campbell
         Treasurer


Date:    May 16, 2006


By:      /s/Peter M. Donovan
         -------------------
         Peter M. Donovan
         President

Date:    May 16, 2006